CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash and cash equivalents	$ 469,405,000	$ 24,624,000
Marketable securities	53,472,000
Accounts receivable	245,000	141,000
Inventories	1,529,000	1,219,000
Other current assets	2,043,000	4,970,000
Total Current Assets	526,694,000	30,954,000	$ 25
Operating lease right-of-use assets	6,134,000
Property, plant and equipment, net	2,281,000	1,614,000
Other noncurrent assets	360,000	64,000
TOTAL ASSETS	535,469,000	32,632,000	106,895
Liabilities, convertible preferred stock and stockholders' equity
Accounts payable	2,576,000	2,071,000
Accrued employee costs	364,000	722,000
Lease liability, current portion	1,293,000
Other current liabilities	284,000	275,000
Lease liability, noncurrent portion	4,849,000
Warrant liability	2,346,000
Other liabilities		45,000
Convertible preferred stock $0.0001 par value; 10,000 shares authorized; no shares issued and outstanding	0	0
Stockholders' Deficit
Common stock	21,000	15,000	634	[1]
Additional paid-in capital	602,467,000	87,982,000
Accumulated other comprehensive loss	(29,000)
Accumulated deficit	(80,542,000)	(61,084,000)	(1,000)
Total Stockholders' Equity	521,917,000	26,913,000	48,604,000
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-incapital		7,929,190	25,453
Total liabilities, convertible preferred stock and stockholders' equity	535,469,000	32,632,000	106,895
Current assets
Cash	5,725,000	694
Prepaid expenses and other current assets		11,858	25
Total Current Assets	526,694,000	30,954,000	25
Deferred offering costs			106,870
Marketable securities held in Trust Account		243,129,959
TOTAL ASSETS	535,469,000	32,632,000	106,895
Current liabilities
Accrued liabilities	1,840,000	2,606,000	1,000
Income taxes payable		39,765
Promissory note - related party			80,808
Total Current Liabilities	6,357,000	5,674,000	81,808
Warrant liabilities		2,419,470
Advance from related party		353,994
Total Liabilities	13,552,000	5,719,000	81,808
Commitments and contingencies
Common stock subject to possible redemption 23,266,477 shares at redemption value at December 31, 2020		234,042,402
As Previously Reported [Member]
Assets:
Cash and cash equivalents		694
Total Current Assets		12,552
TOTAL ASSETS		243,142,511
Stockholders' Deficit
Common stock		755
Accumulated deficit		(933,821)
Total Stockholders' Equity		(52,291,000)	$ 25,087
Additional paid-incapital		5,933,074
Total liabilities, convertible preferred stock and stockholders' equity		243,142,511
Current assets
Total Current Assets		12,552
TOTAL ASSETS		243,142,511
Current liabilities
Accrued liabilities		1,286,872
Total Current Liabilities		1,326,637
Total Liabilities		1,680,631
Common stock subject to possible redemption 23,266,477 shares at redemption value at December 31, 2020		$ 236,461,872

[1]	As of December 31, 2019, included up to 787,500 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 7).